SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab Short-Term U.S. Treasury ETF™

Schwab Intermediate-Term U.S. Treasury ETF™

Supplement dated December 28, 2016 to the Prospectus and Statement of Additional Information (SAI), both dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, and December 15, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 29, 2016, the management fees of the Schwab Short-Term U.S. Treasury ETF and the Schwab Intermediate-Term U.S. Treasury ETF will be reduced, as follows:

	Current Management Fee	New Management Fee
Schwab Short-Term U.S. Treasury ETF	0.08%	0.06%
Schwab Intermediate-Term U.S. Treasury ETF	0.09%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective December 29, 2016:

1. Schwab Short-Term U.S. Treasury ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

2. Schwab Intermediate-Term U.S. Treasury ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

3.	The table following the second paragraph under the “Fund management” section on page 29 of the Prospectus is revised to reflect the reduction of the management fee applicable to Schwab Short-Term U.S. Treasury ETF from 0.08% to 0.06% and Schwab Intermediate-Term U.S. Treasury ETF from 0.09% to 0.06%.

4.	The table following the third paragraph under the “Advisory Agreement” section on page 35 of the SAI is revised to reflect the reduction of the management fee applicable to Schwab Short-Term U.S. Treasury ETF from 0.08% to 0.06% and Schwab Intermediate-Term U.S. Treasury ETF from 0.09% to 0.06%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG95399-00 (12/16)

00188875

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